JPMorgan Sustainable Municipal Income ETF
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the
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prospective investors in the Fund unless preceded or accompanied by a
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the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2024.

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 91.3% (a)
Alabama — 1.0%
County of Jefferson
Series 2024, Rev., 5.00%, 10/1/2035	1,000,000	1,108,069
Series 2024, Rev., 5.25%, 10/1/2049	1,000,000	1,060,808
Total Alabama		2,168,877
Alaska — 0.1%
Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	185,000	183,459
Arizona — 4.4%
Arizona Board of Regents Series 2024, Rev., 5.00%, 8/1/2043	1,060,000	1,159,529
Arizona Industrial Development Authority, Aliante and Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051 (b)	250,000	195,783
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2022A, Rev., 5.00%, 11/1/2037	900,000	967,184
Arizona Industrial Development Authority, KIPP Nashville Project
Series 2022A, Rev., 5.00%, 7/1/2030	245,000	256,172
Series 2022A, Rev., 5.00%, 7/1/2031	260,000	271,716
Series 2022A, Rev., 5.00%, 7/1/2032	270,000	281,837
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (b)	750,000	754,986
Maricopa County Industrial Development Authority, Arizona Autism Charter School Project Series 2021A, Rev., 4.00%, 7/1/2041 (b)	1,100,000	951,064
Maricopa County Industrial Development Authority, Banner Health Series A, Rev., 4.00%, 1/1/2041	4,450,000	4,333,572
Total Arizona		9,171,843
California — 8.3%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	1,090,000	1,139,548
Series 2024 A, Rev., 5.00%, 4/1/2032 (c)	2,000,000	2,117,680
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2 Series 2022A, Rev., 4.00%, 6/1/2027 (b)	300,000	292,710
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2036	1,500,000	1,639,102
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020A, Rev., AMT, 3.95%, 1/30/2025 (b) (c)	1,100,000	1,099,996
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	2,000,000	1,949,673
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (b)	250,000	270,648
Rev., AMT, 5.00%, 7/1/2037 (b)	1,100,000	1,183,012
Rev., AMT, 5.00%, 7/1/2038 (b)	500,000	534,590
California School Finance Authority, Green Dot Public Schools Project Series 2022A, Rev., 5.00%, 8/1/2032 (b)	350,000	359,205
California School Finance Authority, Kipp SoCal Public Schools Series 2019A, Rev., 5.00%, 7/1/2039 (b)	500,000	511,357
California Statewide Communities Development Authority, Emanate Health, Tax-Exempt Series 2020A, Rev., 3.00%, 4/1/2050	2,645,000	1,947,787
California Statewide Communities Development Authority, Front Porch Communities Series 2021A, Rev., 4.00%, 4/1/2039	1,000,000	978,705
California Statewide Communities Development Authority, Kaiser Permanente Series 2009 C-2, Rev., 5.00%, 11/1/2029 (c)	2,000,000	2,138,943
Los Angeles Unified School District Series 2024A, GO, 5.00%, 7/1/2034	1,000,000	1,156,562
Total California		17,319,518

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — 2.8%
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Series 2021A, Rev., 5.00%, 2/1/2034 (b)	300,000	302,675
Colorado Housing and Finance Authority Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	2,465,000	2,589,367
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2019F, Rev., GNMA COLL, 4.25%, 11/1/2049	155,000	154,086
Series 2020H, Rev., GNMA COLL, 3.00%, 5/1/2050	620,000	600,156
Series 2020B, Rev., 3.75%, 5/1/2050	1,145,000	1,125,209
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	590,000	586,210
Rev., 5.25%, 12/1/2032	500,000	499,328
Total Colorado		5,857,031
Connecticut — 0.8%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series A-1, Rev., 4.00%, 11/15/2045	15,000	14,936
Series A-1, Rev., 4.00%, 11/15/2047	85,000	84,228
Series D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	280,000	277,453
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Series B, Rev., 1.80%, 7/1/2024 (c)	225,000	224,432
Connecticut State Higher Education Supplemental Loan Authority, Chesla Loan Program Series 2019B, Rev., AMT, 5.00%, 11/15/2027	205,000	208,654
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (b)	1,000,000	966,278
Total Connecticut		1,775,981
Delaware — 1.1%
Delaware State Health Facilities Authority, Beebe Medical Center Project Rev., 5.00%, 6/1/2034	2,200,000	2,230,245
District of Columbia — 1.3%
District of Columbia, Two Rivers Public Charter School, Inc. Rev., 5.00%, 6/1/2050	1,500,000	1,310,873
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series A, Rev., 5.00%, 10/1/2045	1,500,000	1,513,543
Total District of Columbia		2,824,416
Florida — 6.5%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project
Series 2024, Rev., AMT, 5.00%, 7/1/2037	1,000,000	1,036,984
Series 2024, Rev., AMT, 5.50%, 7/1/2053	1,000,000	1,039,310
Florida Development Finance Corp., Central Charter School Project
Series 2022, Rev., 5.25%, 8/15/2037 (b)	350,000	341,534
Series 2022, Rev., 5.63%, 8/15/2042 (b)	1,515,000	1,479,280
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects Series 2022B, Rev., 5.00%, 7/1/2031	165,000	169,571
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (b)	300,000	305,786
Lee County School Board (The)
Series 2023A, COP, 5.00%, 8/1/2042	2,715,000	2,906,109
Series 2023A, COP, 4.00%, 8/1/2048	500,000	466,341
Lee Memorial Health System Series A-1, Rev., 5.00%, 4/1/2036	1,235,000	1,294,250
Middleton Community Development District A, City of Wildwood, Florida Special Assessment 5.85%, 5/1/2037	500,000	523,701
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series 2022, Rev., 5.00%, 11/1/2047	500,000	498,061
Palm Beach County School District Series 2023A, COP, 5.00%, 8/1/2040	2,865,000	3,149,638
Village Community Development District No. 15 4.25%, 5/1/2028 (b)	350,000	350,185
Total Florida		13,560,750

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — 2.3%
Cherokee County Water and Sewer Authority Series 2023, Rev., 5.00%, 8/1/2039	375,000	417,442
Georgia Housing and Finance Authority, Single Family Mortgage Series 2017A, Rev., 4.00%, 12/1/2047	170,000	168,946
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (c)	2,050,000	2,130,054
Series 2024B, Rev., 5.00%, 3/1/2032 (c)	1,000,000	1,060,405
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2024 B, Rev., 5.00%, 7/1/2041	1,000,000	1,104,350
Total Georgia		4,881,197
Illinois — 5.0%
City of Aurora, Single Family Mortgage
Series 2007B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/1/2039	39,386	39,504
Series 2007-A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/1/2039	44,906	45,072
City of Chicago, Waterworks, Second Lien
Series 2023B, Rev., AGM, 5.00%, 11/1/2035	500,000	551,534
Series 2023B, Rev., AGM, 5.00%, 11/1/2039	1,500,000	1,624,908
Illinois Finance Authority, Lake Forest College
Series 2022A, Rev., 5.00%, 10/1/2032	215,000	220,803
Series 2022A, Rev., 5.50%, 10/1/2039	380,000	393,468
Illinois Finance Authority, University of Chicago Series 2024 A, Rev., 5.00%, 4/1/2032	2,430,000	2,704,100
Illinois Housing Development Authority Series 2024 A, Rev., GNMA/FNMA/FHLMC, 6.00%, 10/1/2054	1,000,000	1,071,503
State of Illinois Series 2023B, GO, 4.50%, 5/1/2048	160,000	158,827
University of Illinois, Auxiliary Facilities System Series 2024A, Rev., 5.25%, 4/1/2043 (d)	1,000,000	1,106,256
Will County Forest Preservation District, Limited Tax GO, 5.00%, 12/15/2036	1,460,000	1,568,278
Will County School District No. 86 Joliet Series 2024, GO, 5.00%, 3/1/2042	1,000,000	1,050,146
Total Illinois		10,534,399
Indiana — 1.7%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	500,000	406,990
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 4.75%, 11/1/2030 (b)	570,000	506,243
County of St. Joseph, Economic Development, St. Mary's College Project Series 2017A, Rev., 5.00%, 4/1/2026	1,880,000	1,907,782
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2053	150,000	150,888
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2020A, Rev., 3.75%, 1/1/2049	590,000	579,962
Total Indiana		3,551,865
Iowa — 0.9%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 5.00%, 9/1/2028	195,000	186,085
Rev., 5.00%, 9/1/2030	110,000	102,485
Rev., 5.00%, 9/1/2031	105,000	96,630
Rev., 5.00%, 9/1/2036	445,000	388,163
Iowa Student Loan Liquidity Corp., Student Loan Series 2015A, Rev., AMT, 5.00%, 12/1/2025	1,000,000	1,007,990
Total Iowa		1,781,353
Kansas — 0.1%
City of Topeka, Kansas Health Care Facilities Series 2022B, Rev., 5.13%, 12/1/2026	150,000	149,670
Kentucky — 1.0%
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	1,000,000	997,240
Kentucky Public Energy Authority Series 2024A, Rev., 5.00%, 7/1/2030 (c)	1,000,000	1,044,838
Total Kentucky		2,042,078

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — 1.3%
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (b)	385,000	347,524
Series 2021A, Rev., 5.00%, 6/1/2042 (b)	440,000	377,834
Louisiana Public Facilities Authority, Tulane University of Louisiana Project Series 2020 A, Rev., 5.00%, 4/1/2045	2,000,000	2,080,379
Total Louisiana		2,805,737
Maryland — 0.2%
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series A, Rev., 4.00%, 7/1/2048	470,000	466,209
Massachusetts — 2.6%
Massachusetts Clean Water Trust (The), Poll Program Rev., 5.25%, 8/1/2024	1,500,000	1,503,512
Massachusetts Development Finance Agency, Boston Medical Center Issue
Series 2023G, Rev., 5.25%, 7/1/2048	1,000,000	1,055,681
Series 2023G, Rev., 4.38%, 7/1/2052	700,000	658,605
Massachusetts Development Finance Agency, Salem Community Corp.
Rev., 5.00%, 1/1/2028	265,000	262,853
Rev., 5.00%, 1/1/2029	500,000	496,152
Rev., 5.00%, 1/1/2031	240,000	238,003
Rev., 5.13%, 1/1/2040	510,000	488,081
Massachusetts Housing Finance Agency, Single Family Housing Series 214, Rev., GNMA/FNMA/FHLMC, 3.75%, 12/1/2049	745,000	733,423
Total Massachusetts		5,436,310
Michigan — 3.6%
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2033	770,000	799,890
Series 2023A, GO, 6.00%, 5/1/2039	3,225,000	3,613,492
Michigan Finance Authority, Trinity Health Credit Group
Series 2022B, Rev., 5.00%, 12/1/2028 (c)	2,000,000	2,093,588
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000,000	981,534
Total Michigan		7,488,504
Minnesota — 3.0%
City of Ramsey, PACT Charter School Project Series 2022A, Rev., 5.00%, 6/1/2032	535,000	537,806
City of Rochester, Mayo Clinic Series 2022, Rev., 4.00%, 11/15/2039	1,425,000	1,452,021
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	90,000	88,740
Minnesota Housing Finance Agency Series 2022M, Rev., GNMA/FNMA/FHLMC COLL, 6.00%, 1/1/2053	1,235,000	1,301,060
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation
Rev., 5.25%, 8/1/2024	1,015,000	1,016,501
Rev., 5.25%, 8/1/2025	1,070,000	1,071,397
Rev., 5.25%, 8/1/2026	825,000	825,940
Total Minnesota		6,293,465
Mississippi — 0.3%
Mississippi Home Corp., Single Family Mortgage Series 2019A, Rev., GNMA/FNMA/FHLMC, 4.00%, 12/1/2048	730,000	723,361
Missouri — 2.0%
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2031	1,000,000	1,051,169

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024 A, Rev., GNMA/FNMA/FHLMC, 5.75%, 5/1/2055	1,000,000	1,066,784
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015 B, Rev., 5.00%, 7/1/2026	2,000,000	2,031,046
Total Missouri		4,148,999
Nebraska — 0.5%
Madison County Hospital Authority No. 1, Faith Regional Health Services Project Rev., 5.00%, 7/1/2030	1,020,000	1,025,677
New Hampshire — 0.5%
City of Manchester, School Facilities Rev., NATL - RE, 5.50%, 6/1/2027	900,000	950,309
New Jersey — 0.5%
Camden County Improvement Authority (The), Camden Prep High School Project Rev., 5.00%, 7/15/2042 (b)	590,000	590,403
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	450,000	449,767
Total New Jersey		1,040,170
New Mexico — 0.3%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2019C, Class I, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2050	650,000	643,507
New York — 9.5%
Build NYC Resource Corp., Grand Concourse Academy Charter School
Series 2022A, Rev., 3.40%, 7/1/2027	245,000	238,265
Series 2022A, Rev., 5.00%, 7/1/2042	300,000	302,870
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project Rev., 5.00%, 7/1/2029	460,000	478,585
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project Series 2022A, Rev., 5.00%, 7/1/2032 (b)	250,000	252,300
New York City Municipal Water Finance Authority Series 2024, Subseries BB-1, Rev., 5.25%, 6/15/2047	1,500,000	1,645,487
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.25%, 6/1/2024 (c)	6,500,000	6,500,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024 Series 2024F, Subseries F-1, Rev., 5.25%, 2/1/2053	1,000,000	1,086,423
New York State Dormitory Authority
Series 2024, Rev., 5.25%, 7/1/2049	2,400,000	2,539,351
Series 2024A, Rev., 5.50%, 7/1/2054	1,000,000	1,122,437
New York State Dormitory Authority, Brooklyn Law School Series 2019 A, Rev., 5.00%, 7/1/2033	1,000,000	1,037,295
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	2,000,000	2,053,020
Saratoga County Capital Resource Corp., Skidmore College Project Series 2020 A, Rev., 5.00%, 7/1/2045	2,145,000	2,243,661
Yonkers Economic Development Corp., Charter School of Educational Excellence Project Series 2020A, Rev., 4.00%, 10/15/2030	355,000	348,513
Total New York		19,848,207
North Carolina — 0.3%
City of Charlotte Series 2023B, Rev., AMT, 5.00%, 7/1/2048	570,000	591,324
North Dakota — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2015D, Rev., 4.00%, 7/1/2046	180,000	179,437
Ohio — 4.8%
American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	825,000	874,305
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000,000	1,010,590
Lakota Local School District Series 2005, GO, NATL - RE, 5.25%, 12/1/2025	1,500,000	1,538,564

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Northeast Ohio Medical University
Series 2022, Rev., 5.00%, 12/1/2034	950,000	1,016,425
Series 2022, Rev., 5.00%, 12/1/2037	1,100,000	1,160,317
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024A, Rev., 5.00%, 12/1/2043	1,000,000	1,098,151
State of Ohio Series 2024 B, Rev., 5.00%, 8/15/2032 (c) (d)	1,000,000	1,085,659
University of Cincinnati Series 2024A, Rev., 5.25%, 6/1/2049 (d)	2,000,000	2,163,127
Total Ohio		9,947,138
Oklahoma — 2.0%
Oklahoma Water Resources Board Series 2024B, Rev., 5.25%, 10/1/2044	2,000,000	2,170,331
Oklahoma Water Resources Board, State Loan Program Series 2021D, Rev., 4.00%, 10/1/2046	2,035,000	1,968,958
Total Oklahoma		4,139,289
Oregon — 0.7%
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc. Series 2022, Rev., 5.00%, 7/1/2035	1,360,000	1,395,252
Other — 0.4%
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2035 (c)	795,000	795,299
Pennsylvania — 1.0%
Bucks County Water and Sewer Authority Series 2022A, Rev., AGM, 5.00%, 12/1/2038	525,000	574,955
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Homes Series 2021, Rev., 4.00%, 7/1/2046	750,000	654,027
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2017-122, Rev., AMT, 4.00%, 10/1/2046	130,000	129,118
Philadelphia Energy Authority (The), Philadelphia Street Lighting Project Series 2023A, Rev., 5.00%, 11/1/2043	750,000	796,488
Total Pennsylvania		2,154,588
Rhode Island — 0.5%
Rhode Island Health and Educational Building Corp., Bryant University Issue Series 2024, Rev., 5.00%, 6/1/2041	1,000,000	1,076,670
South Carolina — 1.3%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Series 2024 A, Rev., 5.50%, 11/1/2054	2,500,000	2,714,555
South Carolina State Housing Finance and Development Authority Series 2017A, Rev., 4.00%, 1/1/2047	65,000	64,659
Total South Carolina		2,779,214
South Dakota — 0.5%
South Dakota Housing Development Authority, Homeownership Mortgage
Series 2015D, Rev., 4.00%, 11/1/2045	195,000	193,989
Series 2019A, Rev., 4.00%, 5/1/2049	875,000	866,150
Total South Dakota		1,060,139
Tennessee — 0.9%
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305,000	1,104,919
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2049	1,000,000	726,077
Total Tennessee		1,830,996
Texas — 5.1%
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc. Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,000,000	969,313
Denton Independent School District
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2041	1,055,000	1,153,743
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2043	1,250,000	1,356,673

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Midland Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000,000	919,090
Tarrant Regional Water District Water Supply System Series 2024, Rev., 5.00%, 3/1/2041 (d)	1,000,000	1,098,972
Texas A&M University Series 2024A, Rev., 5.00%, 5/15/2040	2,000,000	2,213,530
Texas Water Development Board, State Water Implementation Fund Series 2019A, Rev., 4.00%, 10/15/2044	3,000,000	2,902,785
Total Texas		10,614,106
Utah — 1.8%
Utah Associated Municipal Power Systems, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700,000	1,769,260
Utah Charter School Finance Authority, Wallace Stegner Academy Series 2022A, Rev., 5.63%, 6/15/2042 (b)	400,000	403,219
Utah Housing Corp., Single Family Mortgage Series D-2, Class III, Rev., FHA, 4.00%, 1/1/2045	510,000	506,940
Utah Transit Authority, Sales Tax Series 2006C, Rev., AGM, 5.25%, 6/15/2029	970,000	1,042,520
Total Utah		3,721,939
Vermont — 1.7%
Vermont Housing Finance Agency, Multiple Purpose Series B, Rev., AMT, 3.75%, 11/1/2045	20,000	19,876
Vermont Student Assistance Corp., Education Loan
Series 2016A, Rev., AMT, 5.00%, 6/15/2024	1,400,000	1,400,161
Series 2016A, Rev., AMT, 5.00%, 6/15/2025	2,150,000	2,162,328
Total Vermont		3,582,365
Virginia — 0.7%
Hampton Roads Sanitation District Series 2024 A, Rev., 5.00%, 11/1/2037	1,275,000	1,454,128
Washington — 5.4%
County of King
Series 2016A, Rev., 4.00%, 7/1/2039	1,000,000	985,807
Series 2016A, Rev., 4.00%, 7/1/2041	1,000,000	978,467
FYI Properties, State of Washington District Project Rev., 5.00%, 6/1/2039	5,000,000	5,199,504
Washington Health Care Facilities Authority, Multicare Health System Series 2017B, Rev., 5.00%, 8/15/2035	1,850,000	1,905,672
Washington State Housing Finance Commission Series 2024, Rev., 5.50%, 7/1/2049	1,000,000	1,053,571
Washington State Housing Finance Commission, Seattle Academy Of Arts and Science Project
Series 2023, Rev., 5.00%, 7/1/2028 (b)	360,000	367,536
Series 2023, Rev., 5.13%, 7/1/2033 (b)	740,000	783,725
Total Washington		11,274,282
West Virginia — 0.4%
West Virginia Hospital Finance Authority, University Health System Series 2023 A, Rev., 5.00%, 6/1/2040	505,000	535,575
West Virginia Hospital Finance Authority, Vandalia Health Group Series 2023B, Rev., AGM, 5.00%, 9/1/2040	300,000	318,874
Total West Virginia		854,449
Wisconsin — 2.1%
Public Finance Authority, College Achieve Central Charter School Project
Series 2021A, Rev., 5.00%, 6/15/2029 (b)	285,000	285,600
Series 2021A, Rev., 5.00%, 6/15/2031 (b)	315,000	313,693
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (b)	200,000	129,924
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (b)	145,000	129,142
Public Finance Authority, Viticus Group Project Series 2022A, Rev., 4.00%, 12/1/2031 (b)	240,000	220,636
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc. Rev., 5.00%, 7/1/2024	250,000	250,138
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Series 2017A, Rev., 5.00%, 9/1/2027 (e)	785,000	818,161

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2035	1,165,000	1,213,125
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,000,000	1,071,158
Total Wisconsin		4,431,577
Total Municipal Bonds (Cost $194,653,033)		190,785,329
	SHARES
Short-Term Investments — 11.1%
Investment Companies — 11.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.51% (f) (g) (Cost $23,155,923)	23,155,562	23,157,878
Total Investments — 102.4% (Cost $217,808,956)		213,943,207
Liabilities in Excess of Other Assets — (2.4)%		(4,982,173)
NET ASSETS — 100.0%		208,961,034

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2024.

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	97	09/30/2024	USD	19,769,813	15,897
U.S. Treasury 5 Year Note	28	09/30/2024	USD	2,966,688	3,881
					19,778
Short Contracts
U.S. Treasury 10 Year Ultra Note	(30)	09/19/2024	USD	(3,368,906)	390
					20,168

Abbreviations
USD	United States Dollar

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$190,785,329	$—	$190,785,329
Short-Term Investments
Investment Companies	23,157,878	—	—	23,157,878
Total Investments in Securities	$23,157,878	$190,785,329	$—	$213,943,207

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$20,168	$—	$—	$20,168
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.51% (a) (b)	$33,472,938	$28,256,468	$38,572,129	$(1,288)	$1,889	$23,157,878	23,155,562	$196,501	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.